EideBailly
CPAs & Business Advisors


Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors
California First Leasing Corporation
Newport Beach, California

In planning and performing our audit of the financial statements of California First Leasing Corporation ("Company") as of and for the year ended June 30, 2025, in accordance with auditing standards generally accepted in the United States of America, we considered the Company's internal control over financial reporting, including controls over safeguarding securities (internal control) as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we do not express an opinion on the effectiveness of the Company's internal control.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a significant deficiency, or combination of deficiencies, in internal control, such that there is a reasonable possibility that a material misstatement of the Company's financial statements will not be prevented, or detected and corrected on a timely basis.

Our consideration of internal control was for the limited purpose described in the first paragraph and would not necessarily identify all deficiencies in internal control that might be significant deficiencies or material weaknesses. Given these limitations, during our audit we did not identify any deficiencies in internal control, including controls over safeguarding securities that we consider to be material weaknesses, as defined above. However, material weaknesses may exist that have not been identified.

This communication is intended solely for the information and use of management, the Board of Directors and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Sincerely
/s/ Eide Bailly LLP
Laguna Hills, California
August 11, 2025

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